Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Equity
6. Equity
(a) Common stock and
pre-funded
warrants
The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.000001 as of June 30, 2023 and December 31, 2022. As of June 30, 2023 and December 31, 2022, the total number of shares of common stock issued and outstanding was 44,021,429 and 42,648,346, respectively.
As of June 30, 2023, the Company had
pre-funded
warrants outstanding to purchase an aggregate of 11,483,010 shares of common stock.
The
pre-funded
warrants are exercisable at any time for an exercise price of $0.000001, except that the terms of the pre-funded
warrants provide that such warrants cannot be exercised by the holders if, after giving effect thereto, the holders would beneficially own more than 9.99% of the outstanding common stock (the “Exercise Cap”), subject to certain exceptions. However, any holder may increase or decrease the Exercise Cap to any other percentage (not in excess of 19.99%) upon at least 61 days’ prior notice from the holder to the Company. On July 18, 2023, the Company received notice from the holders of all of our outstanding pre-funded
warrants to increase the Exercise Cap up to 19.99%, effective 61 days from the date of such notice. The holders of the pre-funded
warrants will not have the right to vote on any matter except to the extent required by Delaware law.
During the three months ended June 30, 2023, 1,180,000 shares of common stock were issued upon the exercise of pre-funded
warrants. Proceeds of the exercise to the Company were immaterial.
On November 4, 2021, the Company entered into an ATM or “at-the-market” Equity Offering Sales Agreement (the “Sales Agreement”) with BofA Securities, Inc., as agent (“BofA”), pursuant to which the Company may offer and sell, from time to time through BofA, shares of the Company’s common stock, having an aggregate offering price of up to $40.0 million. The offer and sale of the shares will be made pursuant to a shelf registration statement on Form
S-3
and the related prospectus filed on December 11, 2020, and declared effective by the SEC on December 21, 2020, as supplemented by a prospectus supplement dated November 4, 2021. The Company has no obligation to sell any such shares under the Sales Agreement. Through June 30, 2023, no sales of common stock have been made pursuant to the Sales Agreement. As of March 20, 2023, the Company is subject to limitations on the amount of funds the Company can raise by selling shares of our common stock using our Form
S-3,
including sales under this ATM facility, to
one-third
of the aggregate market value of the shares of our common stock held by non-affiliates,
or public float, due to the
so-called
“baby shelf” requirements set forth in the SEC general instructions of Form
S-3.
These restrictions will
remain
in place until such time as our public float exceeds $75 million.

(b) Stock-based compensation expense
Stock-based compensation expense is classified in the condensed statements of operations and comprehensive income (loss) as follows:

(in thousands)	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Research and development expenses	$—	$1,051	$255	$2,315
General and administrative expenses	331	1,261	1,267	2,443

Total stock-based compensation expense	$331	$2,312	$1,522	$4,758

Total unrecognized compensation expense for all stock-based compensation plans was $1.6 million as of June 30, 2023. This expense is expected to be recognized over a weighted average remaining vesting period of 1.88 years.
The fair values of stock options granted are estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Expected volatility	87.37%	82.68%	86.77%	83.01%
Expected dividends	0%	0%	0%	0%
Expected terms (years)	5.27	5.73	5.60	5.96
Risk free rate	3.82%	2.77%	3.67%	2.22%
(c) Stock options
A summary of the Company’s stock option activity and related information for the six months ended June 30, 2023 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in Thousands)

Outstanding at December 31, 2022	8,514,381	$4.89	8.32	$—
Options granted	260,500	$0.70
Options exercised	—	$—
Options cancelled/forfeited	(4,138,321)	$5.07

Outstanding at June 30, 2023	4,636,560	$3.96	4.41	$11

Exercisable as of June 30, 2023	3,534,712	$4.51	3.01	$—
There were no exercises of options during the six months ended June 30, 2023. During the six months ended June 30, 2022, 36,500 shares of common stock were issued upon exercise of options with an aggregate intrinsic value of $0.1 million. The weighted-average grant date fair value of options granted during the six months ended June 30, 2023 and June 30, 2022 was $0.51 and $1.47 per share, respectively.

(d) Restricted stock units
A summary of the Company’s RSU activity and related information for the six months ended June 30, 2023 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2022	378,500	$4.22
Restricted stock units granted	—	$—
Restricted stock units vested	(180,000)	$4.18
Restricted stock units forfeited	(152,250)	$4.15

Non-vested at June 30, 2023	46,250	$4.59

(e) Employee stock purchase plan
The Company’s 2020 ESPP was adopted by the Company’s Board of Directors in March 2020 and approved by the Company’s stockholders in May 2020. A total of 759,936 shares of common stock have been reserved for issuance under the 2020 ESPP.
Subject to share and dollar limits as described in the plan, the 2020 ESPP allows eligible employees to contribute, through payroll deductions, up to 15% of their earnings for the purchase of shares of the Company’s common stock at the lower of 85% of the closing price of the Company’s common stock on the first trading day of the offering period or 85% of the closing price of the Company’s common stock on the last trading day of the offering period. There are two six-month
offering periods during each fiscal year, ending on May 15 and November 15.
As of June 30, 2023 and December 31, 2022, employee contributions included in accounts payable and accrued liabilities in the accompanying condensed balance sheet were immaterial.

8. Stockholders’ equity
(a) Common stock and
pre-funded
warrants
The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.000001 per share as of December 31, 2022. As of December 31, 2022, and 2021, the total number of shares of common stock issued and outstanding was 42,648,346, and 42,457,471, respectively.
The Company has
pre-funded
warrants outstanding to purchase an aggregate of 12,663,010 shares of common stock as of December 31, 2022. The pre-funded
warrants are exercisable at any time for an exercise price of $0.000001, except that the pre-funded
warrants cannot be exercised by the holders if, after giving effect thereto, the holders would beneficially own more than 9.99% of the outstanding common stock, subject to certain exceptions. However, any holder may increase or decrease such percentage to any other percentage (not in excess of 19.99%) upon at least 61 days’ prior notice from the holder to the Company. The holders of the pre-funded
warrants will not have the right to vote on any matter except to the extent required by Delaware law.
On November 4, 2021, the Company entered into an ATM
“at-the-market”
Equity
Offering Sales Agreement (the “Sales Agreement”) with BofA Securities, Inc., as agent (“BofA”), pursuant to which the Company may offer and sell, from time to time through BofA, shares of the Company’s common stock, having an aggregate offering price of up to $40.0 million. The offer and sale of the shares will be made pursuant to a shelf registration statement on Form
S-3
and the related prospectus filed on December 11, 2020, and declared effective by the SEC on December 21, 2020, as supplemented by a prospectus supplement dated November 4, 2021. The Company has no obligation to sell any such shares under the Sales Agreement. As of December 31, 2022, no sales of common stock had been made pursuant to the Sales Agreement.

(b) Preferred stock
The Company is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.000001 per share. As of December 31, 2022 and 2021, 0 shares of preferred stock were issued or outstanding.
(c) Stock option plan
The 2014 Equity Incentive Plan (“2014 Plan”), as amended and restated on May 13, 2021, became effective in March 2014 and is the successor to and continuation of the Joint Canadian Stock Option Plan (the “2006 Plan”). No further grants will be made under the 2006 Plan. The 2014 Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, performance cash awards, and other forms of equity awards to employees, directors, and consultants.
As of December 31, 2022, the maximum number of shares of common stock that may be issued under the 2014 Plan was 13,408,356. The number of shares of common stock reserved for issuance under the 2014 Plan will be increased by the number of shares subject to stock options granted under the 2006 Plan that would have otherwise returned to the 2006 Plan, such as upon the expiration or termination of a stock award prior to vesting. As of December 31, 2022, there were no shares subject to stock options granted under the 2006 Plan. Additionally, the number of shares of common stock reserved for issuance under the 2014 Plan will automatically increase on January 1 of each year, beginning on January 1, 2022 and ending on and including January 1, 2030, by 4.00% of the sum of (A) the total number of shares of capital stock and (B) the total number of shares of common stock subject to pre-funded
warrants, in each case outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the board of directors. On January 1, 2023, the number of shares of common stock reserved under the 2014 Plan was increased by 2,212,454 shares. All stock options granted pursuant to the 2014 Plan have a contractual term of ten years. All awards granted to date are equity classified and subject to either service or performance based vesting, typically over a period of one to four years.
The number of shares available to be granted under the 2014 Plan was 6,705,058 and 5,040,300 as of December 31, 2022 and 2021, respectively.
Stock options
A summary of the Company’s stock option activity and related information for the year ended December 31, 2022 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value (In Thousands)

Outstanding at December 31, 2021	8,963,945	$7.20	8.32	$6,912
Options granted	3,431,050	$1.32
Options exercised	(36,500)	$3.67
Options cancelled/forfeited	(3,844,114)	$7.10

Outstanding at December 31, 2022	8,514,381	$4.89	8.32	$—

Exercisable as of December 31, 2022	3,890,924	$6.01	7.18	$—
During the year ended December 31, 2022, 36,500 shares of common stock were issued upon exercise of options with an aggregate intrinsic value of $0.1 million. During the year ended December 31, 2021, 124,928 shares of common stock were issued upon exercise of options with an aggregate intrinsic value of $1.3 million. The weighted-average grant date fair value of options
granted during the years ended December 31, 2022 and 2021 was $0.95 and $6.37 per share, respectively.

The fair value of stock options granted is estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,
	2022	2021

Expected volatility	84%	89%
Expected dividends	0%	0%
Expected terms (years)	6.04	6.03
Risk free rate	2.66%	0.93%
Restricted stock units
A summary of the Company’s restricted stock unit activity and related information for the year ended December 31, 2022 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2021	132,000	$9.97
Restricted stock units granted	700,000	$3.69
Restricted stock units vested	(24,750)	$12.20
Restricted stock units forfeited	(428,750)	$4.66

Non-vested at December 31, 2022	378,500	$4.22

(d) Stock-based compensation
Stock-based compensation expense is classified in the statements of operations as follows (in thousands):

	December 31,
	2022	2021
Research and development expenses	$4,342	$5,095
General and administrative expenses	4,487	6,462

Total stock-based compensation expense	$8,829	$11,557

Total unrecognized compensation for all stock-based compensation was $13.4 million as of December 31, 2022, which is expected to be recognized over a weighted-average period of 2.15 years.
(e) Employee stock purchase plan
The Company’s 2020 Employee Stock Purchase Plan (“2020 ESPP”) was adopted by the Company’s board of directors in March 2020 and approved by the Company’s stockholders in May 2020. A total of 759,936 shares of common stock have been reserved for issuance under the 2020 ESPP.
Subject to share and dollar limits as described in the plan, the 2020 ESPP allows eligible employees to contribute, through payroll deductions, up to 15% of their earnings for the purchase of the Company’s shares of common stock at the lower of 85% of the closing price of the Company’s common stock on the first trading day of the offering period or 85% of the closing price of the Company’s common stock on the last trading day of the offering period. There are two six-month
offering periods during each
fiscal
year, ending on May 15 and November 15.

During the year ended December 31, 2022, the Company issued 75,881 shares of common stock at a price per share of $0.83 and 53,744 of shares of common stock at a price per share of $0.36, respectively, under the 2020 ESPP. During the year ended December 31, 2021, the Company issued 22,972 shares of common stock at a price per share of $9.53 and 28,775 of shares of common stock at a price per share of $5.33, respectively, under the 2020 ESPP. Cash received from the purchases under the 2020 ESPP for the years ended December 31, 2022 and 2021 was $0.1 million and $0.4 million, respectively. As of December 31, 2022 and 2021, employee contributions included in accounts payable and accrued liabilities in the accompanying balance sheet were immaterial.